SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2025 up through the date the Company presented these unaudited financial statements.

19. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024 up through the date the Company presented these audited financial statements.

Effective on January 20, 2025, AsiaFIN Holdings Corp., a Nevada corporation, and certain individual investors (the “Subscribers”) entered into subscription agreements (each, a “Subscription Agreement”) pursuant to which the Company agreed to sell an aggregate of 364,000 shares of the Company’s common stock, with par value of $0.0001 per share to the Subscribers for an aggregate purchase price of $327,600, or $0.90 per share of the common stock.